SCHEDULE OF SHORT TERM INVESTMENT (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Short-term investments		$ 2,319,247
Certificate Of Deposits [Member]
Marketable Securities [Line Items]
Short-term investments	[1]	1,624,191
Exchange Traded Funds [Member]
Marketable Securities [Line Items]
Short-term investments	[2]	594,492
Common Stock [Member]
Marketable Securities [Line Items]
Short-term investments	[3]	$ 100,564

[1]	On August 4, 2023, the Company deposited a Certificate of Deposits of $800,000 with a term of 6 months in Citi Bank, with an annual interest rate of 4.75%. As of December 31, 2023, the balance of this CD is $811,918, and the Company recognized the interest income of $11,918 for the year 2023.
[2]	On March 31, 2023, the Company purchased 5 SPDR SER TR SPDR BLOOMBERG 1-3 MNTH T BILL ETF as part of the investment portfolio at a cost of $465.93. As of December 31, 2023, the market value of the ETF was $456.95, and the Company recognized the loss on market price of the ETF of $8.98 for the year 2023.
[3]	As of December 31, 2023, the Company holds common stocks of FITELL CORP, with the amount of $100,564. The cost of these stocks was $328,590, and the Company recognized the loss on market price of the stocks of $228,026.